Offerings - Offering: 1	Jan. 13, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.80% Senior Notes due 2034
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	998.95
Maximum Aggregate Offering Price	$ 998,950,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 152,939.24
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-275276) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.